John Hancock Classic Value Fund (the fund)

Supplement dated 6–1–13

to the current Class A, Class B and Class C shares Prospectus

Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 56 to 60 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00	None	None
	1.00
	(on certain purchases,
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever	including those of
is less	$1 million or more)	5.00	1.00

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fee[1]	0.75	0.75	0.75
Distribution and service (12b-1) fees	0.25	1.00	1.00
Other expenses	0.27	0.27	0.27
Total annual fund operating expenses	1.27	2.02	2.02

1	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	623	623	705	205	305	205
3 Years	883	883	934	634	634	634
5 Years	1,162	1,162	1,288	1,088	1,088	1,088
10 Years	1,957	1,957	2,155	2,155	2,348	2,348

John Hancock Classic Value Fund (the fund)

Supplement dated 6–1–13

to the current Class I shares Prospectus

Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I
Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.75
Other expenses	0.18
Total annual fund operating expenses	0.93

1	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses	Class I
1 Year	95
3 Years	296
5 Years	515
10 Years	1,143

John Hancock Classic Value Fund (the fund)

Supplement dated 6–1–13

to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus

Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3C	Class R4	Class R5
Maximum front-end sales charge (load) on
purchases as a % of purchase price	None	None	None	None	None
Maximum deferred sales charge (load) as a %
of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)		Class R1	Class R2	Class R3	Class R4	Class R5
Management fee[1]		0.75	0.75	0.75	0.75	0.75
Distribution and service (12b-1) fees		0.50	0.25	0.50	0.15[2]	0.00
Other expenses		0.34	0.34	0.25	0.19	0.14
Service plan fee[3]	0.25	0.25	0.15		0.10	0.05
Additional expenses	0.09	0.09	0.10		0.09	0.09
Total annual fund operating expenses		1.59	1.34	1.50	1.09	0.89

1	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.

2	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%

3	"Service plan fee" has been restated to reflect maximum allowable fees.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	162	136	153	111	91
3 Years	502	425	474	368	284
5 Years	866	734	818	645	493
10 Years	1,889	1,613	1,791	1,434	1,096

John Hancock Classic Value Fund (the fund)

Supplement dated 6–1–13

to the current Class R6 shares Prospectus

Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6
Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee[1]	0.75
Other expenses	0.10
Total annual fund operating expenses	0.85

1	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 Year	87
3 Years	271
5 Years	471
10 Years	1,049

(JH Classic Value Fund - Classes A, B and C) | (John Hancock Classic Value Fund)
John Hancock Classic Value Fund (the fund)
Supplement dated 6–1–13
to the current Class A, Class B and Class C shares Prospectus
Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 56 to 60 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (JH Classic Value Fund - Classes A, B and C) (John Hancock Classic Value Fund)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (JH Classic Value Fund - Classes A, B and C) (John Hancock Classic Value Fund)		Class A	Class B	Class C
Management fee	[1]	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.27%	0.27%	0.27%
Total annual fund operating expenses		1.27%	2.02%	2.02%
[1]	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (John Hancock Classic Value Fund) (JH Classic Value Fund - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	883	1,162	1,957
Class B	705	934	1,288	2,155
Class C	305	634	1,088	2,348

Kept
Expense Example, No Redemption (John Hancock Classic Value Fund) (JH Classic Value Fund - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	883	1,162	1,957
Class B	205	634	1,088	2,155
Class C	205	634	1,088	2,348

(JH Classic Value Fund - Class I) | (John Hancock Classic Value Fund)
John Hancock Classic Value Fund (the fund) Supplement dated 6–1–13 to the current Class I shares Prospectus Effective June 1, 2013, the management fee rate for the fund has been reduced.
In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (John Hancock Classic Value Fund)	Class I (JH Classic Value Fund - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (John Hancock Classic Value Fund)		Class I (JH Classic Value Fund - Class I)
Management fee	[1]	0.75%
Other expenses		0.18%
Total annual fund operating expenses		0.93%
[1]	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (John Hancock Classic Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (JH Classic Value Fund - Class I)	95	296	515	1,143

(JH Classic Value Fund - Classes R1 - R5) | (John Hancock Classic Value Fund)
John Hancock Classic Value Fund (the fund)
Supplement dated 6–1–13
to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (JH Classic Value Fund - Classes R1 - R5) (John Hancock Classic Value Fund)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (JH Classic Value Fund - Classes R1 - R5) (John Hancock Classic Value Fund)		Class R1	Class R2	Class R3	Class R4		Class R5
Management fee	[1]	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and service (12b-1) fees		0.50%	0.25%	0.50%	0.15%	[2]	none
Other expenses		0.34%	0.34%	0.25%	0.19%		0.14%
Service plan fee	[3]	0.25%	0.25%	0.15%	0.10%		0.05%
Additional expenses		0.09%	0.09%	0.10%	0.09%		0.09%
Total annual fund operating expenses		1.59%	1.34%	1.50%	1.09%		0.89%
[1]	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.
[2]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%
[3]	"Service plan fee" has been restated to reflect maximum allowable fees.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (John Hancock Classic Value Fund) (JH Classic Value Fund - Classes R1 - R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	162	502	866	1,889
Class R2	136	425	734	1,613
Class R3	153	474	818	1,791
Class R4	111	368	645	1,434
Class R5	91	284	493	1,096

(JH Classic Value Fund - Class R6) | (John Hancock Classic Value Fund)
John Hancock Classic Value Fund (the fund) Supplement dated 6–1–13 to the current Class R6 shares Prospectus Effective June 1, 2013, the management fee rate for the fund has been reduced.
In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (John Hancock Classic Value Fund)	Class R6 (JH Classic Value Fund - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (John Hancock Classic Value Fund)		Class R6 (JH Classic Value Fund - Class R6)
Management fee	[1]	0.75%
Other expenses		0.10%
Total annual fund operating expenses		0.85%
[1]	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (John Hancock Classic Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (JH Classic Value Fund - Class R6)	87	271	471	1,049

Shareholder Fees ((John Hancock Classic Value Fund))	0 Months Ended
Mar. 01, 2013
(JH Classic Value Fund - Classes A, B and C) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% [1]
(JH Classic Value Fund - Classes A, B and C) | Class B
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	5.00%
(JH Classic Value Fund - Classes A, B and C) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
(JH Classic Value Fund - Class I) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(JH Classic Value Fund - Classes R1 - R5) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(JH Classic Value Fund - Classes R1 - R5) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(JH Classic Value Fund - Classes R1 - R5) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(JH Classic Value Fund - Classes R1 - R5) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(JH Classic Value Fund - Classes R1 - R5) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(JH Classic Value Fund - Class R6) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

[1]	(on certain purchases, including those of $1 million or more)

Annual Fund Operating Expenses ((John Hancock Classic Value Fund))	0 Months Ended
	Mar. 01, 2013
(JH Classic Value Fund - Classes A, B and C) | Class A
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	1.27%
(JH Classic Value Fund - Classes A, B and C) | Class B
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual fund operating expenses	2.02%
(JH Classic Value Fund - Classes A, B and C) | Class C
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual fund operating expenses	2.02%
(JH Classic Value Fund - Class I) | Class I
Operating Expenses:
Management fee	0.75%	[1]
Other expenses	0.18%
Total annual fund operating expenses	0.93%
(JH Classic Value Fund - Classes R1 - R5) | Class R1
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%	[2]
Additional expenses	0.09%
Other expenses	0.34%
Total annual fund operating expenses	1.59%
(JH Classic Value Fund - Classes R1 - R5) | Class R2
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%	[2]
Additional expenses	0.09%
Other expenses	0.34%
Total annual fund operating expenses	1.34%
(JH Classic Value Fund - Classes R1 - R5) | Class R3
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%	[2]
Additional expenses	0.10%
Other expenses	0.25%
Total annual fund operating expenses	1.50%
(JH Classic Value Fund - Classes R1 - R5) | Class R4
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	0.15%	[3]
Service plan fee	0.10%	[2]
Additional expenses	0.09%
Other expenses	0.19%
Total annual fund operating expenses	1.09%
(JH Classic Value Fund - Classes R1 - R5) | Class R5
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	none
Service plan fee	0.05%	[2]
Additional expenses	0.09%
Other expenses	0.14%
Total annual fund operating expenses	0.89%
(JH Classic Value Fund - Class R6) | Class R6
Operating Expenses:
Management fee	0.75%	[1]
Other expenses	0.10%
Total annual fund operating expenses	0.85%

[1]	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.
[2]	"Service plan fee" has been restated to reflect maximum allowable fees.
[3]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK CAPITAL SERIES
Central Index Key	dei_EntityCentralIndexKey	0000045291
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 3, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Supplement [Text Block]	jhcs_SupplementTextBlock

John Hancock Classic Value Fund (the fund)

Supplement dated 6–1–13

to the current Class A, Class B and Class C shares Prospectus

Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 56 to 60 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00	None	None
	1.00
	(on certain purchases,
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever	including those of
is less	$1 million or more)	5.00	1.00

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fee[1]	0.75	0.75	0.75
Distribution and service (12b-1) fees	0.25	1.00	1.00
Other expenses	0.27	0.27	0.27
Total annual fund operating expenses	1.27	2.02	2.02

1	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	623	623	705	205	305	205
3 Years	883	883	934	634	634	634
5 Years	1,162	1,162	1,288	1,088	1,088	1,088
10 Years	1,957	1,957	2,155	2,155	2,348	2,348

John Hancock Classic Value Fund (the fund)

Supplement dated 6–1–13

to the current Class I shares Prospectus

Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I
Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.75
Other expenses	0.18
Total annual fund operating expenses	0.93

1	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses	Class I
1 Year	95
3 Years	296
5 Years	515
10 Years	1,143

John Hancock Classic Value Fund (the fund)

Supplement dated 6–1–13

to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus

Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3C	Class R4	Class R5
Maximum front-end sales charge (load) on
purchases as a % of purchase price	None	None	None	None	None
Maximum deferred sales charge (load) as a %
of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)		Class R1	Class R2	Class R3	Class R4	Class R5
Management fee[1]		0.75	0.75	0.75	0.75	0.75
Distribution and service (12b-1) fees		0.50	0.25	0.50	0.15[2]	0.00
Other expenses		0.34	0.34	0.25	0.19	0.14
Service plan fee[3]	0.25	0.25	0.15		0.10	0.05
Additional expenses	0.09	0.09	0.10		0.09	0.09
Total annual fund operating expenses		1.59	1.34	1.50	1.09	0.89

1	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.

2	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%

3	"Service plan fee" has been restated to reflect maximum allowable fees.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	162	136	153	111	91
3 Years	502	425	474	368	284
5 Years	866	734	818	645	493
10 Years	1,889	1,613	1,791	1,434	1,096

John Hancock Classic Value Fund (the fund)

Supplement dated 6–1–13

to the current Class R6 shares Prospectus

Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6
Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee[1]	0.75
Other expenses	0.10
Total annual fund operating expenses	0.85

1	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 Year	87
3 Years	271
5 Years	471
10 Years	1,049

(JH Classic Value Fund - Classes A, B and C) | (John Hancock Classic Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	jhcs_SupplementTextBlock01
John Hancock Classic Value Fund (the fund)
Supplement dated 6–1–13
to the current Class A, Class B and Class C shares Prospectus
Effective June 1, 2013, the management fee rate for the fund has been reduced.

Expense Narrative Supplement [Text Block]	jhcs_SupplementTextBlock02	In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 56 to 60 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
(JH Classic Value Fund - Classes A, B and C) | (John Hancock Classic Value Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	623
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,162
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,957
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	623
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	883
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,162
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,957
(JH Classic Value Fund - Classes A, B and C) | (John Hancock Classic Value Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,155
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,155
(JH Classic Value Fund - Classes A, B and C) | (John Hancock Classic Value Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,348
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,348
(JH Classic Value Fund - Class I) | (John Hancock Classic Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	jhcs_SupplementTextBlock01	John Hancock Classic Value Fund (the fund) Supplement dated 6–1–13 to the current Class I shares Prospectus Effective June 1, 2013, the management fee rate for the fund has been reduced.
Expense Narrative Supplement [Text Block]	jhcs_SupplementTextBlock02	In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(JH Classic Value Fund - Class I) | (John Hancock Classic Value Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
(JH Classic Value Fund - Classes R1 - R5) | (John Hancock Classic Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	jhcs_SupplementTextBlock01
John Hancock Classic Value Fund (the fund)
Supplement dated 6–1–13
to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
Effective June 1, 2013, the management fee rate for the fund has been reduced.

Expense Narrative Supplement [Text Block]	jhcs_SupplementTextBlock02	In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(JH Classic Value Fund - Classes R1 - R5) | (John Hancock Classic Value Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[4]
Additional expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
(JH Classic Value Fund - Classes R1 - R5) | (John Hancock Classic Value Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[4]
Additional expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
(JH Classic Value Fund - Classes R1 - R5) | (John Hancock Classic Value Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[4]
Additional expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
(JH Classic Value Fund - Classes R1 - R5) | (John Hancock Classic Value Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[3]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[4]
Additional expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	645
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,434
(JH Classic Value Fund - Classes R1 - R5) | (John Hancock Classic Value Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[4]
Additional expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
(JH Classic Value Fund - Class R6) | (John Hancock Classic Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	jhcs_SupplementTextBlock01	John Hancock Classic Value Fund (the fund) Supplement dated 6–1–13 to the current Class R6 shares Prospectus Effective June 1, 2013, the management fee rate for the fund has been reduced.
Expense Narrative Supplement [Text Block]	jhcs_SupplementTextBlock02	In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(JH Classic Value Fund - Class R6) | (John Hancock Classic Value Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
[1]	(on certain purchases, including those of $1 million or more)
[2]	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.
[3]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%
[4]	"Service plan fee" has been restated to reflect maximum allowable fees.